Employment costs (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Employee Cost Explanatory [Abstract]
Summary of employment costs

	Note	2019 US$m	2018 US$m	2017 US$m
Total employment costs
– Wages and salaries		3,923	4,154	4,129
– Social security costs		328	336	337
– Net post-retirement charge	44	384	532	500
– Share-based payment charge	43	123	122	91
		4,758	5,144	5,057
Less: charged within provisions (a)	26	(236)	(416)	(292)
Total employment costs	4	4,522	4,728	4,765

(a)
Amounts included above relate to provisions for pensions, post-retirement healthcare, long service leave and other employee entitlements. These are included in “Provisions (including exchange differences on provisions)” in note 4.